Employee Benefits - Summary of Options Outstanding (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, Number	11,904	30,760	31,760	39,620
Exercisable Options, Weighted Average Exercise Price	$ 18.00	$ 17.90	$ 17.85	$ 17.49
18.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 18
Outstanding options, Number	11,904
Outstanding options, Weighted Average Remaining Contractual Life	1 year 2 months 23 days
Exercisable Options, Weighted Average Exercise Price	$ 18.00